19. Taxes and contributions payable and taxes payable in installments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfTaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	R$ 867	R$ 794
Taxes and contributions payable and taxes payable in installments, current	301	254
Taxes and contributions payable and taxes payable in installments, noncurrent	566	540
PIS and COFINS
DisclosureOfTaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	52	49
Provision for income tax and social contribution
DisclosureOfTaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	38	10
ICMS
DisclosureOfTaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	65	75
Withholding Income Tax
DisclosureOfTaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	13	22
Taxes payable in installments – PERT
DisclosureOfTaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	176	0
INSS
DisclosureOfTaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	4	9
Taxes payable in installments - Law 11,941/09
DisclosureOfTaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	511	624
Others
DisclosureOfTaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	8	5
Total taxes payable in installments
DisclosureOfTaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	R$ 867	R$ 794